Valuation Processes used to Determine Nonrecurring Fair Value Measurements Categorized within Level III of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level III	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Level III	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III Propery Appraisals	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Impaired Loans	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Other Real Estate Owned	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Impaired Loans	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Mortgage Servicing Rights	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Impaired Loans	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Other Real Estate Owned	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Impaired Loans	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans			$ 490,556			$ 11,920	$ 4,649
Other real estate owned	2,554	3,467		0	2,794	2,554
Mortgage servicing rights	$ 526	$ 540	$ 526	$ 0	$ 540		$ 526
Fair value inputs discount rate							0.00%	10.00%	10.00%	3.75%	7.50%	30.00%	30.00%	7.50%	24.80%